Operating expenses (Schedule of detailed information about components of general and administrative expenses) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 148,616	$ 185,366	$ 155,504
General and administrative [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	70,584	59,938	86,186
Rent and occupancy [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	17,663	50,907	15,536
Office insurance [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	1,930	1,696	753
Investor relations, listing and filing fees [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	52,756	64,769	53,029
Telephone [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 5,683	$ 8,056	$ 0